Subsequent Events - Additional Information (Detail) - Feb. 29, 2016 - High-New Technology Enterprise [Member] - Subsequent Event - Beijing Prbrownies Software Co., Ltd. (formerly known as Beijing Autohome Software Co., Ltd.) [Member]
¥ in Thousands, $ in Thousands
	CNY (¥)	USD ($)
Subsequent Event [Line Items]
Preferential statutory tax rate	15.00%	15.00%
Preferential tax rate qualifying period	3 years	3 years
Change inenacted tax rate, amount	¥ (69,422)	$ (10,717)
Earliest Tax Year [Member]
Subsequent Event [Line Items]
Preferential tax rate qualifying year	2015	2015
Latest Tax Year [Member]
Subsequent Event [Line Items]
Preferential tax rate qualifying year	2017	2017